Long-term investments - Schedule Of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity investments without readily determinable fair value	$ 36,025
Equity method investments	12,704
Debt security	5,196
Long-term Investments	$ 53,925	$ 0	$ 0